ACQUISITIONS OF CONSOLIDATED ENTITIES - Narrative (Details) - USD ($) $ in Millions		6 Months Ended
	Jan. 11, 2022	Jun. 30, 2022	Jun. 15, 2022	May 31, 2022	Apr. 04, 2022	Jan. 24, 2022
Disclosure of detailed information about business combination [line items]
Liabilities and Non Controlling interest Equity		$ (10,900)
Revenue of acquired entities since acquisition date		637
Profit (loss) of acquired entities since acquisition date		38
Revenue of combined entity as if combination occurred at beginning of period		1,800
Profit (loss) of combined entity as if combination occurred at beginning of period		11
Total
Disclosure of detailed information about business combination [line items]
Total assets		23,724
Consideration transferred, acquisition-date fair value		12,825
Total | Real Estate
Disclosure of detailed information about business combination [line items]
Total assets		7,706
Consideration transferred, acquisition-date fair value		3,107
Total | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Total assets		1,180
Consideration transferred, acquisition-date fair value		954
Total | Private Equity
Disclosure of detailed information about business combination [line items]
Total assets		14,614
Consideration transferred, acquisition-date fair value		8,664
Hibernia | Real Estate
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			$ 1,100
Revenue of combined entity as if combination occurred at beginning of period		32
Profit (loss) of combined entity as if combination occurred at beginning of period		14
Percentage of interests acquired			100.00%
Debt interests of acquirer			$ 754
Equity interests of acquirer			360
Goodwill recognised as of acquisition date			$ 3
German Office Portfolio | Real Estate
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period		132
Profit (loss) of combined entity as if combination occurred at beginning of period		53
Percentage of interests acquired	95.00%
Debt interests of acquirer	$ 188
Equity interests of acquirer	1,800
Goodwill recognised as of acquisition date	238
Consideration transferred, acquisition-date asset level debt	$ 2,000
Proportion of ownership interest in subsidiary	46.00%
Oregon Wind Portfolio | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value						$ 702
Revenue of combined entity as if combination occurred at beginning of period		2
Profit (loss) of combined entity as if combination occurred at beginning of period		20
Percentage of interests acquired						100.00%
Goodwill recognised as of acquisition date						$ 178
Contingent consideration recognised as of acquisition date						$ 125
Scientific Games, LLC | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Debt interests of acquirer					$ 3,300
Equity interests of acquirer					2,500
Contingent consideration recognised as of acquisition date					$ 29
Scientific Games, LLC | Private Equity
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period		518
Profit (loss) of combined entity as if combination occurred at beginning of period		76
Percentage of interests acquired					100.00%
Goodwill recognised as of acquisition date					$ 1,100
Consideration transferred, acquisition-date asset level debt					$ 5,800
Australian Non-Bank Lender and Asset Manager | Private Equity
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period		165
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 49
Percentage of interests acquired				100.00%
Goodwill recognised as of acquisition date				$ 375
Consideration transferred, acquisition-date asset level debt				1,100
Contingent consideration recognised as of acquisition date				40
Non-cash consideration				$ 17